Cover - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41950
Entity Registrant Name	Ryde Group Ltd
Entity Central Index Key	0001971115
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Duo Tower
Entity Address, Address Line Two	3 Fraser Street
Entity Address, Address Line Three	#08-21
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	189352
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.0002
Trading Symbol	RYDE
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6732	6651
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheet of Ryde Group Ltd and its subsidiaries (collectively, the “Company”) as of December 31, 2024, and the related consolidated statement of operations and comprehensive loss, changes in shareholders’ equity, and cash flow for the year ended December 31, 2024, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and the results of its operations and its cash flows for the year ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	OneStop Assurance PAC	Kreit & Chiu CPA LLP
Auditor Location	Singapore	Los Angeles, California
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	22,747,426
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	3,542,400
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Duo Tower
Entity Address, Address Line Two	3 Fraser Street
Entity Address, Address Line Three	#08-21
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	189352
City Area Code	+65
Local Phone Number	9665-3216
Contact Personnel Name	Lang Chen Fei